PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS

6	PARTY-IN-INTEREST TRANSACTIONS
Exempt Party-In-Interest Transactions
Certain Plan investments are managed by State Street Global Advisors or the BlackRock Institutional Trust Company. Bank of New York Mellon, Voya Financial, and Charles Schwab are the trustee, recordkeeper, and self-managed account service provider respectively, as defined by the Plan, and therefore, fees paid to these institutions qualify as exempt party-in-interest transactions. Fees paid by the Plan for recordkeeping and trustee fees were $3.514 million and $3.002 million for the years ended December 31, 2025 and 2024, respectively. Fees paid by the Plan for investment management services were $1.260 million and $1.389 million for the years ended December 31, 2025 and 2024, respectively. Fees paid by the Plan for personal advisor services were $7.994 million and $6.913 million for the years ended December 31, 2025 and 2024, respectively.
UPS is the Plan sponsor and all transactions in its common stock qualify as exempt party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held 11,065,754 and 11,498,378 shares of UPS class A common stock with a fair value of $1.098 billion and $1.450 billion and a cost basis of $1.389 billion and $1.471 billion, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income on UPS class A common stock of $73.635 million and $76.976 million, respectively.
The Plan issues loans to participants under the deferred arrangement portion of the Plan, which are secured by the vested balances in the participants’ accounts. Refer to Note 1 for further description of the notes receivable from participants.
Nonexempt Party-In-Interest Transactions
There were no nonexempt party-in-interest transactions during the years ended December 31, 2025 and 2024.